UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST
 (Exact name of registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2015

Date of reporting period: October 31, 2014

Item 1.   Reports to Stockholders.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Semi-Annual Report

October 31, 2014
(Unaudited)

Cambria Investment Management
Table of Contents

Schedules of Investments	2
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	14
Disclosure of Fund Expenses	22
Supplemental Information	23

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management
Schedule of Investments • Cambria Shareholder Yield ETF
October 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 99.7%
Consumer Discretionary — 13.8%
Cato, Cl A	34,528	$1,231,614
CBS, Cl B	35,370	1,917,761
Dillard's, Cl A	14,115	1,492,803
Gannett	78,011	2,457,346
Gap	47,142	1,786,210
Home Depot	24,515	2,390,703
Kohl's	37,169	2,015,303
Lowe's	41,850	2,393,820
Macy's	38,894	2,248,851
Magna International	15,333	1,513,521
Newell Rubbermaid	34,539	1,151,185
O'Reilly Automotive*	15,255	2,683,049
Six Flags Entertainment	49,797	2,006,819
Smith & Wesson Holding*	149,642	1,520,363
Time Warner	15,461	1,228,686
Visteon*	11,486	1,078,535
		29,116,569
Consumer Staples — 8.3%
Coca-Cola Enterprises	44,955	1,948,799
CVS Health	28,890	2,479,051
Dr Pepper Snapple Group	34,155	2,365,234
General Mills	38,093	1,979,312
Kimberly-Clark	17,678	2,020,065
Medifast*	80,060	2,541,105
Reynolds American	35,370	2,225,127
Wal-Mart Stores	23,435	1,787,387
		17,346,080
Energy — 8.8%
BP ADR	35,474	1,541,700
Cameron International*	33,485	1,994,032
Chesapeake Granite Wash Trust	167,518	1,730,461
CVR Refining (A)	77,811	1,886,139
Hess	17,603	1,492,910

Description	Shares	Value
HollyFrontier	37,483	$1,700,979
Hugoton Royalty Trust	109,618	982,177
Marathon Petroleum	20,655	1,877,539
Northern Tier Energy(A)	74,701	1,885,453
Phillips 66	13,704	1,075,764
Western Refining	52,908	2,412,076
		18,579,230
Financials — 20.4%
Allstate	38,438	2,492,704
Ameriprise Financial	20,257	2,555,826
Aspen Insurance Holdings	43,470	1,896,596
Assurant	30,430	2,075,935
Axis Capital Holdings	47,957	2,308,650
Comerica	44,550	2,126,817
Everest Re Group	14,233	2,428,861
Fifth Third Bancorp	96,390	1,926,836
Gladstone Capital	212,980	1,957,286
Huntington Bancshares	204,074	2,022,373
Legg Mason	52,904	2,751,008
LPL Financial Holdings	45,050	1,864,620
Montpelier Re Holdings	70,462	2,335,111
PartnerRe	17,955	2,077,214
Platinum Underwriters Holdings	31,317	1,961,384
RenaissanceRe Holdings	18,225	1,883,189
State Street	30,777	2,322,432
Travelers	25,089	2,528,971
Unum Group	60,345	2,019,144
WR Berkley	24,638	1,269,843
		42,804,800
Health Care — 6.1%
Chemed	25,870	2,673,923
Cigna	12,306	1,225,308
Eli Lilly	35,601	2,361,414
Omnicare	31,896	2,123,955
Pfizer	63,113	1,890,235
WellPoint	19,611	2,484,518
		12,759,353
Industrials — 10.7%
3M	11,291	1,736,217
Babcock & Wilcox	63,165	1,806,519
Flowserve	29,797	2,025,898
General Dynamics	9,350	1,306,756
Ingersoll-Rand	26,690	1,671,328
Joy Global	19,911	1,047,916
L-3 Communications Holdings	20,115	2,443,168
Northrop Grumman	20,224	2,790,103
Raytheon	25,811	2,681,247
Southwest Airlines	85,715	2,955,453
SPX	21,487	2,036,752
		22,501,357

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Schedule of Investments • Cambria Shareholder Yield ETF
October 31, 2014 (Unaudited) (Concluded)

Description	Shares/Face Amount	Value
Information Technology — 17.4%
Apple	23,724	$2,562,192
CA	60,750	1,765,395
Computer Sciences	33,786	2,040,674
Conversant*	84,672	2,984,688
CoreLogic*	59,940	1,880,318
Corning	97,532	1,992,579
Flextronics International*	222,077	2,380,665
Juniper Networks	89,407	1,883,805
Lexmark International, Cl A	55,890	2,412,212
NVIDIA	112,090	2,190,238
SanDisk	25,819	2,430,601
Seagate Technology	39,825	2,502,205
TE Connectivity	35,047	2,142,423
Texas Instruments	45,495	2,259,282
Western Digital	27,767	2,731,440
Xerox	190,345	2,527,782
		36,686,499
Materials — 5.2%
Clearwater Paper*	35,065	2,256,433
Cytec Industries	45,814	2,136,307
E.I. du Pont de Nemours	30,915	2,137,772
PPG Industries	11,070	2,254,848
Rockwood Holdings	29,161	2,242,773
		11,028,133
Telecommunication Services — 7.7%
AT&T	56,324	1,962,328
CenturyLink	66,441	2,755,973
Frontier Communications	439,169	2,872,165
Nippon Telegraph & Telephone ADR	72,467	2,281,261
Orange ADR	136,913	2,175,548
Spok Holdings	123,660	2,008,238
TELUS	58,868	2,110,418
		16,165,931
Utilities — 1.3%
Ameren	46,710	1,977,701
Atlantic Power	306,816	681,132
		2,658,833
Total Common Stock
(Cost $188,244,353)		209,646,785

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/03/2014	$593,628	593,628
(Cost $593,628)		593,628

Total Investments — 100.0%
(Cost $188,837,981)		$210,240,413
Other Assets and Liabilities — 0.0%		22,798
Net Assets — 100.0%		$210,263,211

Percentages based on Net Assets.

*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At October 31, 2014, these securities amounted to $3,771,592 or 1.8% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a list of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$209,646,785	$—	$—	$209,646,785
Time Deposit	—	593,628	—	593,628
Total Investments in Securities	$209,646,785	$593,628	$—	$210,240,413

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Schedule of Investments • Cambria Foreign Shareholder Yield ETF
October 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 97.4%
Australia — 14.8%
BC Iron	149,308	$141,246
Bradken	164,524	558,857
Cabcharge Australia	187,262	814,068
Decmil Group	525,582	823,274
GUD Holdings	131,764	830,221
Metcash	238,432	593,793
Mineral Resources	85,654	640,694
Myer Holdings	382,265	652,605
OZ Minerals	227,568	775,008
Premier Investments	93,538	881,580
Regis Resources*	309,328	375,649
Seven Group Holdings	109,342	656,229
Skilled Group	220,886	447,075
SMS Management & Technology	184,518	636,515
Toll Holdings	130,441	649,703
WorleyParsons	51,142	610,269
		10,086,786
Belgium — 0.8%
Ageas	16,368	546,530

Canada — 12.7%
Agrium	7,680	751,407
Canadian Oil Sands	35,882	562,243
Celestica*	68,490	752,324
Genworth MI Canada	21,464	750,350
IGM Financial	13,392	535,656
Labrador Iron Ore Royalty	32,716	568,948
Magna International	8,512	840,136
Metro, Cl A	11,656	819,090
Rogers Sugar	138,108	544,075
Suncor Energy	19,728	700,514
Teck Resources, Cl B	28,314	447,427
Transcontinental, Cl A	44,618	609,264

Description	Shares	Value
WestJet Airlines	25,850	$732,575
		8,614,009
Denmark — 3.6%
FLSmidth	13,616	616,669
Topdanmark*	26,112	830,906
Tryg	9,120	985,780
		2,433,355
Finland — 1.7%
Fortum	29,938	693,685
Ramirent	53,754	428,421
		1,122,106
France — 4.6%
AXA	26,879	620,111
CNP Assurances	36,154	675,517
GDF Suez	26,089	632,781
Metropole Television	31,002	536,326
Total	11,320	672,683
		3,137,418
Germany — 4.7%
E.ON	35,986	619,166
Freenet	24,320	636,503
Hannover Rueck	8,296	691,238
Muenchener Rueckversicherungs	4,039	793,891
Software	17,880	449,134
		3,189,932
Guernsey — 1.0%
Friends Life Group	130,798	676,671

Hong Kong — 1.9%
Li & Fung	568,910	693,243
Television Broadcasts	110,252	603,495
		1,296,738
Israel — 2.1%
Harel Insurance Investments & Financial Services	104,494	522,683
Teva Pharmaceutical Industries	16,976	938,036
		1,460,719
Italy — 2.0%
Buzzi Unicem	49,023	661,634
Cairo Communication	99,604	669,028
		1,330,662
Japan — 13.2%
Autobacs Seven	45,906	665,754
Fujikura	144,492	590,446
Kinden	61,938	625,859
Kirin Holdings	44,114	560,826
Kyokuto Securities	37,162	611,068
Kyowa Exeo	58,690	706,422
Kyudenko	90,428	991,830
Marusan Securities Ltd.	81,770	586,021
Nippon Telegraph & Telephone	13,308	816,548

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Schedule of Investments • Cambria Foreign Shareholder Yield ETF
October 31, 2014 (Unaudited) (Continued)

Description	Shares	Value
Sanki Engineering	111,764	$764,165
Sanshin Electronics	95,740	669,946
Shizuoka Bank	59,858	604,842
SKY Perfect JSAT Holdings	134,719	811,972
		9,005,699
Netherlands — 1.9%
BinckBank	67,538	668,702
Koninklijke Ahold	34,878	583,056
Royal Dutch Shell, Cl A	1,170	41,771
		1,293,529
New Zealand — 2.3%
SKYCITY Entertainment Group	221,326	674,569
Tower	596,379	915,811
		1,590,380
Norway — 7.5%
Gjensidige Forsikring	48,311	877,412
Kvaerner	479,706	634,397
Salmar	51,553	928,649
Statoil	30,274	686,724
Telenor	28,314	636,388
TGS Nopec Geophysical	26,728	624,120
Yara International	16,200	743,836
		5,131,526
Portugal — 1.9%
Portucel	130,073	483,461
Sonaecom - SGPS*	404,401	774,858
		1,258,319
South Korea — 2.2%
Daeduck Electronics	101,410	858,739
Macquarie Korea Infrastructure Fund	95,101	634,464
		1,493,203
Spain — 1.3%
Duro Felguera	108,236	489,645
Endesa	19,529	380,184
		869,829
Sweden — 4.2%
Dios Fastigheter	106,836	721,968
Duni	55,658	791,437
JM	24,376	785,998
TeliaSonera	82,394	569,627
		2,869,030
Switzerland — 1.1%
Zurich Insurance Group	2,464	744,719

United Kingdom — 11.9%
Amlin	94,620	689,307
BP	86,978	624,730
Cape	158,500	689,659
Carillion	143,876	765,504
Centrica	125,828	608,891
Chesnara	143,428	790,423

Description		Shares/Face Amount(1)	Value
De La Rue		46,242	$386,509
Intermediate Capital Group		103,416	678,444
Ladbrokes		238,888	451,316
Phoenix Group Holdings		55,410	667,452
Tullett Prebon		131,492	597,595
Vodafone Group		196,534	651,739
WM Morrison Supermarkets		197,466	488,990
			8,090,559
Total Common Stock
(Cost $71,495,986)			66,241,719

TIME DEPOSITS — 2.5%
Brown Brothers Harriman, 1.549%, 11/03/2014	AUD	514,875	453,091
Brown Brothers Harriman, 0.337%, 11/03/2014	CAD	288,333	255,830
Brown Brothers Harriman, 0.001%, 11/03/2014	CHF	34,408	35,762
Brown Brothers Harriman, 0.000%, 11/03/2014	DKK	15,976	2,690
Brown Brothers Harriman, -0.11%, 11/03/2014	EUR	275,199	344,865
Brown Brothers Harriman, 0.091%, 11/03/2014	GBP	197,112	315,318
Brown Brothers Harriman, 0.005%, 11/03/2014	HKD	294,929	38,030
Brown Brothers Harriman, 0.005%, 11/03/2014	JPY	12,787,896	113,847
Brown Brothers Harriman, 0.337%, 11/03/2014	NOK	891,351	132,151
Brown Brothers Harriman, 2.55%, 11/03/2014	NZD	40,189	31,327

Total Time Deposits
(Cost $1,722,911)			1,722,911

Total Investments — 99.9%
(Cost $73,218,897)			$67,964,630
Other Assets and Liabilities — 0.1%			90,465
Net Assets — 100.0%			$68,055,095

Percentages based on Net Assets.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Schedule of Investments • Cambria Foreign Shareholder Yield ETF
October 31, 2014 (Unaudited) (Concluded)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
GBP — Great British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar

The following is a list of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$66,241,719	$—	$—	$66,241,719
Time Deposits	—	1,722,911	—	1,722,911
Total Investments in Securities	$66,241,719	$1,722,911	$—	$67,964,630

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Schedule of Investments • Cambria Global Value ETF
October 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.8%
Austria — 9.7%
Agrana Beteiligungs	5,304	$478,562
AMAG Austria Metall (A)	19,482	624,384
Erste Group Bank	18,156	462,097
EVN	43,197	546,736
Lenzing	10,710	617,510
OMV	14,229	447,292
Raiffeisen Bank International	19,584	417,699
UNIQA Insurance Group	48,501	540,082
Vienna Insurance Group Wiener Versicherung Gruppe	13,056	627,612
Voestalpine	14,433	577,960
		5,339,934
Brazil — 7.6%
AMBEV	87,975	582,263
Banco do Brasil	71,400	799,032
Banco Santander Brasil	130,101	700,936
Cia Siderurgica Nacional	154,581	514,667
Cosan Industria e Comercio	43,656	609,412
Cosan Logistica*	43,656	73,115
JBS	196,758	877,427
		4,156,852
Czech Republic — 7.0%
CEZ	24,174	668,631
Fortuna Entertainment Group	97,716	533,724
Komercni Banka	2,652	568,059
O2 Czech Republic	42,585	475,749
Pegas Nonwovens	20,961	599,591
Philip Morris CR	1,173	520,533
Unipetrol*	84,660	495,782
		3,862,069
Greece — 5.9%
Athens Water Supply & Sewage	55,335	382,080
Bank of Greece	29,988	381,431
Eurobank Ergasias*	1,020,714	354,312

Description	Shares	Value
Hellenic Petroleum	63,597	$326,755
Intralot -Integrated Lottery Systems & Services*	206,397	292,270
Karelia Tobacco	2,142	523,428
Metka	35,190	343,967
Motor Oil Hellas Corinth Refineries	47,124	344,872
Public Power	40,443	307,127
		3,256,242
Hungary — 4.2%
Magyar Telekom Telecommunications	435,948	602,862
MOL Hungarian Oil & Gas	10,914	519,367
OTP Bank	35,649	589,403
Richter Gedeon Nyrt	38,760	591,652
		2,303,284
Ireland — 9.7%
Aer Lingus Group	274,635	488,705
CPL Resources	64,515	533,590
CRH	22,134	490,749
FBD Holdings	25,959	429,403
Fyffes	499,392	581,181
Glanbia	42,687	602,333
Kingspan Group	31,722	498,495
Origin Enterprises PLC	64,515	638,755
Smurfit Kappa Group	23,205	478,936
Total Produce	473,892	572,351
		5,314,498
Israel — 10.5%
CLAL Insurance Enterprise*	32,334	513,454
Elbit Systems	10,914	655,337
Gazit Globe Ltd.	48,144	562,205
Harel Insurance Investments & Financial Services	104,142	520,922
Israel Chemicals	75,684	508,417
Melisron	23,868	625,519
Migdal Insurance & Financial Holding	379,491	507,459
Paz Oil Ltd.	4,131	586,967
Strauss Group	35,139	566,965
Teva Pharmaceutical Industries	12,750	704,522
		5,751,767
Italy — 9.8%
Atlantia	25,194	593,550
Enel	120,003	612,053
Eni	26,469	563,883
GTECH Spa	19,380	450,991
Intesa Sanpaolo	202,980	594,704
Pirelli & C.	37,536	502,368
Saipem	27,285	427,402
Telecom Italia	543,201	614,342
UniCredit	80,029	577,660
Unipol Gruppo Finanziario	88,281	425,923
		5,362,876

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Schedule of Investments • Cambria Global Value ETF
October 31, 2014 (Unaudited) (Concluded)

Description	Shares	Value
Portugal — 7.8%
Banco Espirito Santo* (B)	318,087	$47,833
BANIF - Banco Internacional do Funchal*	41,466,978	374,143
CIMPOR Cimentos de Portugal SGPS	175,236	357,504
Corticeira Amorim SGPS	165,291	621,402
EDP - Energias de Portugal	144,891	622,967
Galp Energia SGPS	38,505	558,040
Portugal Telecom SGPS	142,902	234,054
Semapa-Sociedade de Investimento e Gestao	44,319	535,889
Sonae	357,510	478,926
Teixeira Duarte	434,061	427,539
		4,258,297
Russia — 9.8%
Alrosa AO	619,344	554,397
E.ON Russia JSC	10,995,396	638,859
Gazprom Neft OAO	164,220	579,215
Gazprom OAO	182,937	601,847
Rosneft OAO	97,104	541,621
Sberbank of Russia	282,081	499,952
Severstal OAO	81,396	865,052
Uralkali	144,891	518,788
VTB Bank	633,767,718	588,379
		5,388,110
Spain — 10.8%
Acciona	8,058	561,745
Banco Bilbao Vizcaya Argentaria	50,618	565,051
Banco Santander	70,359	619,661
CaixaBank	101,479	553,309
Enagas	21,420	718,035
Endesa	19,278	375,298
Ferrovial	29,907	610,140
Gas Natural SDG	24,531	707,350
Iberdrola	96,135	679,579
Mapfre	155,805	533,219
		5,923,387
Total Common Stock
(Cost $61,682,049)		50,917,316

PREFERRED STOCK — 4.7%
Brazil — 4.7%
Banco Bradesco	54,723	824,191
Cia Energetica de Minas Gerais	109,854	630,866
Telefonica Brasil	33,864	691,657
Vale	52,581	457,290

Total Preferred Stock
(Cost $2,966,660)		2,604,004

Description	Face Amount(1)		Value
TIME DEPOSITS — 1.9%
Brown Brothers Harriman, 0.030%, 11/03/2014		493,835	$493,835
Brown Brothers Harriman, -0.11%, 11/03/2014	EUR	427,778	536,070

Total Time Deposits
(Cost $1,029,905)			1,029,905

Total Investments — 99.4%
(Cost $65,678,614)			$54,551,225
Other Assets and Liabilities — 0.6%			326,229
Net Assets — 100.0%			$54,877,454

Percentages based on Net Assets.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise noted.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)
Security is fair valued by the Fund’s investment adviser using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2014 was $47,833 and represents 0.09% of Net Assets.

Cl — Class
EUR — Euro
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,869,483	$—	$47,833	$50,917,316
Preferred Stock	2,604,004	—	—	2,604,004
Time Deposits	—	1,029,905	—	1,029,905
Total Investments in Securities	$53,473,487	$1,029,905	$47,833	$54,551,225

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There have been transfers between Level 1 and Level 3 assets and liabilities. The transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Statements of Assets and Liabilities
October 31, 2014 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF
Assets:
Investments at Cost	$188,837,981	$73,218,897	$65,678,614
Cost of Foreign Currency	—	184,523	268,475
Investments at Fair Value	$210,240,413	$67,964,630	$54,551,225
Foreign Currency at Value	—	145,300	256,493
Dividends Receivable	125,127	212,266	73,068
Reclaims Receivable	—	63,167	48,178
Total Assets	210,365,540	68,385,363	54,928,964

Liabilities:
Payable Due to Investment Adviser	102,286	35,675	47,717
Payable Due to Custodian	43	294,593	3,793
Total Liabilities	102,329	330,268	51,510

Net Assets	$210,263,211	$68,055,095	$54,877,454

Net Assets Consist of:
Paid-in Capital	$180,664,449	$72,399,167	$65,836,717
Undistributed Net Investment Income	211,108	588,007	405,722
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	7,985,222	370,076	(221,329)
Net Unrealized Appreciation (Depreciation) on Investments	21,402,432	(5,254,267)	(11,127,389)
Net Unrealized Depreciation on Foreign Currency Translation	—	(47,888)	(16,267)
Net Assets	$210,263,211	$68,055,095	$54,877,454

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,750,000	2,800,010	2,550,010
Net Asset Value, Offering and Redemption Price Per Share	$31.15	$24.31	$21.52

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Statements of Operations
For the period ended October 31, 2014 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF
Investment Income:
Dividend Income	$2,919,057	$2,103,053	$1,414,440
Interest Income	245	17,222	55
Less: Foreign Taxes Withheld	(20,872)	(265,515)	(183,792)
Total Investment Income	2,898,430	1,854,760	1,230,703

Expenses:
Management Fees	640,395	235,564	154,991
Custodian Fees	—	—	26,270
Total Expenses	640,395	235,564	181,261

Net Investment Income	2,258,035	1,619,196	1,049,442

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Gain (Loss) on Investments(1)	3,974,288	457,355	(172,657)
Net Realized Loss on Foreign Currency Transactions	—	(72,932)	(48,905)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,503,615	(8,121,815)	(11,299,049)
Net Change in Unrealized Depreciation on Foreign Currency Translation	—	(50,629)	(14,610)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	7,477,903	(7,788,021)	(11,535,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,735,938	$(6,168,825)	$(10,485,779)

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2014 (Unaudited)	Period Ended April 30, 2014(1) (Audited)	Period Ended October 31, 2014 (Unaudited)	Period Ended April 30, 2014(2) (Audited)
Operations:
Net Investment Income	$2,258,035	$2,326,992	$1,619,196	$733,797
Net Realized Gain (Loss) on Investments	3,974,288 (3)	4,972,765 (3)	457,355 (3)	(14,347)
Net Realized Loss on Foreign Currency Transactions	—	—	(72,932)	(803)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,503,615	17,898,817	(8,121,815)	2,867,548
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	—	—	(50,629)	2,741
Net Increase (Decrease) in Net Assets Resulting from Operations	9,735,938	25,198,574	(6,168,825)	3,588,936

Distributions to Shareholders:
Investment Income	(2,046,927)	(2,098,524)	(1,546,085)	(218,964)
Net Realized Gains	—	(721,770)	—	—
Total Distributions to Shareholders	(2,046,927)	(2,820,294)	(1,546,085)	(218,964)

Capital Share Transactions:
Issued	16,843,494	188,121,501	17,354,018	63,202,250
Redeemed	(19,425,495)	(5,443,580)	(8,156,235)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,582,001)	182,677,921	9,197,783	63,202,250

Total Increase in Net Assets	5,107,010	205,056,201	1,482,873	66,572,222

Net Assets:
Beginning of Period	205,156,201	100,000	66,572,222	—
End of Period (Includes Undistributed Net Investment Income of $211,108, $0, $588,007 and $514,896)	$210,263,211	$205,156,201	$68,055,095	$66,572,222

Share Transactions:
Beginning of period	—	4,000	—	—
Issued	550,000	7,050,000	650,000	2,500,010
Redeemed	(650,000)	(204,000)	(350,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	6,850,000	300,000	2,500,010

(1)	The Fund commenced operations on May 13, 2013.
(2)	The Fund commenced operations on December 2, 2013.
(3)	Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Statements of Changes in Net Assets

	Cambria Global Value ETF
	Period Ended October 31, 2014 (Unaudited)		Period Ended April 30, 2014(1) (Audited)
Operations:
Net Investment Income	$1,049,442		$49,757
Net Realized Gain (Loss) on Investments	(172,657	)(2)	235
Net Realized Loss on Foreign Currency Transactions	(48,905)		(5,027)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,299,049)		171,660
Net Change in Unrealized Depreciation on Foreign Currency Translation	(14,610)		(1,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,485,779)		214,968

Distributions to Shareholders:
Investment Income	(688,452)		—
Total Distributions to Shareholders	(688,452)		—

Capital Share Transactions:
Issued	45,024,280		22,945,250
Redeemed	(2,132,813)		—
Increase in Net Assets from Capital Share Transactions	42,891,467		22,945,250

Total Increase in Net Assets	31,717,236		23,160,218

Net Assets:
Beginning of Period	23,160,218		—
End of Period (Includes Undistributed Net Investment Income of $405,722 and $44,732)	$54,877,454		$23,160,218

Share Transactions:
Issued	1,750,000		900,010
Redeemed	(100,000)		—
Net Increase in Shares Outstanding from Share Transactions	1,650,000		900,010

(1)	The Fund commenced operations on March 11, 2014.
(2)	Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2),(3)
Cambria Shareholder Yield ETF
10/31/2014 (1)	$29.95	$0.32	$1.17	$1.49	$(0.29)	$—	$(0.29)	$31.15	4.99%	$210,263	0.59%(4)	2.08%(4)	20%
04/30/2014(5)	$25.00	$0.45	$4.98	$5.43	$(0.36)	$(0.12)	$(0.48)	$29.95	21.81%	$205,156	0.59%(4)	1.67%(4)	83%
Cambria Foreign Shareholder Yield ETF
10/31/2014(1)	$26.63	$0.53	$(2.36)	$(1.83)	$(0.49)	$—	$(0.49)	$24.31	(7.00)%	$68,055	0.59%(4)	4.06%(4)	28%
04/30/2014(6)	$25.00	$0.41	$1.33	$1.74	$(0.11)	$—	$(0.11)	$26.63	6.96%	$66,572	0.59%(4)	3.91%(4)	15%
Cambria Global Value ETF
10/31/2014(1)	$25.73	$0.49	$(4.40)	$(3.91)	$(0.30)	$—	$(0.30)	$21.52	(15.34)%	$54,877	0.69%(4)	3.99%(4)	1%
04/30/2014(7)	$25.00	$0.14	$0.59	$0.73	$—	$—	$—	$25.73	2.92%	$23,160	0.69%(4)	4.11%(4)	—%

*	Per share data calculated using average shares method.
(1)	For the six-month period ended October 31, 2014 (unaudited).
(2)
Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Inception date May 13, 2013.
(6)	Inception date December 2, 2013.
(7)	Inception date March 11, 2014.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of eight Exchange Traded Funds (ETFs): Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign High Yield Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, and Cambria Value and Momentum ETF. These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, and the Cambria Global Value ETF (each a “Fund” and collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation with an emphasis on income from investments in the U.S. equity market. The Fund commenced operations on May 13, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund commenced operations on December 2, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund commenced operations on March 11, 2014.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended October 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Organizational Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called ‘‘Creation Units.’’ Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2014:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$1,557,500	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,215,500	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	2,500	1,076,000	2,500	Up to 2.0%

3. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers the Funds’ investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%.

With respect to the Cambria Shareholder Yield ETF and Cambria Foreign Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds except for the advisory fee, payments under the Funds’ 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF, the Investment Adviser bears all of the costs of the Fund except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited) (Continued)

3. RELATED PARTIES (concluded)

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF	$44,229,149	$40,773,633
Cambria Foreign Shareholder Yield ETF	20,949,430	21,008,599
Cambria Global Value ETF	5,731,454	391,715

For the period ended October 31, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$16,743,699	$19,279,956	$2,366,765
Cambria Foreign Shareholder Yield ETF	16,696,695	7,774,790	(331,670)
Cambria Global Value ETF	38,582,774	1,816,851	(162,591)

5. PRINCIPAL RISKS

As with all exchange traded funds (‘‘ETFs’’), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘‘Principal Risks’’.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited) (Continued)

5. PRINCIPAL RISKS (concluded)

Equity Investing Risk — An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market ﬂuctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a speciﬁc issuer, market or securities markets generally.

Management Risk — The Cambria Shareholder Yield ETF is actively managed using proprietary investment strategies and processes. The Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF are passively managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Foreign Investment Risk — Returns on investments in foreign securities in the Cambria Foreign Shareholder Yield ETF and the Cambria Global Value ETF could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities in the Cambria Foreign Shareholder Yield ETF and the Cambria Global Value ETF are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Non-Correlation Risk — The returns of the Cambria Foreign Shareholder Yield ETF and the Cambria Global Value ETF may not match the return of their Underlying Indexes for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk — Unlike many investment companies, the Cambria Foreign Shareholder Yield ETF and the Cambria Global Value ETF do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

6. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemniﬁcations. Additionally, under the Funds’ organizational documents, the officers and trustees are indemniﬁed against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemniﬁcation obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited) (Continued)

7. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Cambria Shareholder Yield ETF
2013	$2,820,294	$—	$—	$2,820,294
Cambria Foreign Shareholder Yield ETF
2013	218,964	—	—	218,964
Cambria Global Value ETF
2013	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2014, there were no losses carried forward.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late-Year Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Cambria Shareholder Yield ETF	$3,816,712	$2,331	$—	$18,090,708	$—	$21,909,751
Cambria Foreign Shareholder Yield ETF	612,629	—	(14,347)	2,773,038	(482)	3,370,838
Cambria Global Value ETF	42,998	—	—	169,903	2,067	214,968

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2014 through April 30, 2014 and capital and specified losses realized on investment transactions from November 1, 2013 through April 30, 2014 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following year.

Cambria Investment Management
Notes to the Financial Statements
October 31, 2014 (Unaudited) (Concluded)

7. INCOME TAXES (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2014 were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambria Shareholder Yield ETF	$188,837,981	$25,948,606	$(4,546,174)	$21,402,432
Cambria Foreign Shareholder Yield ETF	73,218,897	2,338,728	(7,592,995)	(5,254,267)
Cambria Global Value ETF	65,678,614	504,980	(11,632,369)	(11,127,389)

8. OTHER

At October 31, 2014, the records of the Trust reflected that 100% of Cambria Shareholder Yield ETF, the Cambria Foreign Shareholder Yield ETF and Cambria Global Value ETF total Shares outstanding were held by 5, 3, and 4 Authorized Participants, respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,049.90	0.59%	$3.05
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$1,000.00	$930.00	0.59%	$2.87
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
Cambria Global Value ETF
Actual Fund Return	$1,000.00	$846.60	0.69%	$3.21
Hypothetical 5% Return	$1,000.00	$1,021.73	0.69%	$3.52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Cambria Investment Management
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.cambriafunds.com.

Cambria Shareholder Yield ETF
Premium/Discount Analysis
Inception Date 5/13/13
Analysis Period 5/13/13-10/31/14

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.0%	—	—
	-4.5%	—	—
	-4.0%	—	—
	-3.5%	—	—
Fund Sold at Discount	-3.0%	—	—
	-2.5%	1	0.27%
	-2.0%	—	—
	-1.5%	—	—
	-1.0%	—	—
	-0.5%	97	26.29%
Sold at Par	0.0	—	—
	0.5%	271	73.44%
	1.0%	—	—
	1.5%	—	—
	2.0%	—	—
Fund Sold at Premium	2.5%	—	—
	3.0%	—	—
	3.5%	—	—
	4.0%	—	—
	4.5%	—	—
	5.0%	—	—

Cambria Investment Management
Supplemental Information
(Unaudited) (Concluded)

Cambria Foreign Shareholder Yield ETF
Premium/Discount Analysis
Inception Date 12/2/13
Analysis Period 12/02/13-10/31/14

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.0%	—	—
	-4.5%	—	—
	-4.0%	—	—
	-3.5%	—	—
Fund Sold at Discount	-3.0%	—	—
	-2.5%	—	—
	-2.0%	1	0.44%
	-1.5%	5	2.18%
	-1.0%	8	3.49%
	-0.5%	35	15.28%
Sold at Par	0.0	—	—
	0.5%	101	44.10%
	1.0%	67	29.26%
	1.5%	11	4.80%
	2.0%	1	0.44%
Fund Sold at Premium	2.5%	—	—
	3.0%	—	—
	3.5%	—	—
	4.0%	—	—
	4.5%	—	—
	5.0%	—	—

Cambria Global Value ETF
Premium/Discount Analysis
Inception Date 3/11/14
Analysis Period 03/11/14-10/31/14

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.0%	—	—
	-4.5%	—	—
	-4.0%	—	—
	-3.5%	—	—
Fund Sold at Discount	-3.0%	—	—
	-2.5%	—	—
	-2.0%	—	—
	-1.5%	1	0.61%
	-1.0%	5	3.05%
	-0.5%	20	12.20%
Sold at Par	0.0	—	—
	0.5%	88	53.66%
	1.0%	42	25.61%
	1.5%	6	3.66%
	2.0%	2	1.22%
Fund Sold at Premium	2.5%	—	—
	3.0%	—	—
	3.5%	—	—
	4.0%	—	—
	4.5%	—	—
	5.0%	—	—

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

Cambria Investment Management, L.P.
2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

K&L Gates LLP
1601 K Street, NW
Washington, District of Columbia 20006

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
 2001 Market Street
Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CIM-SA-001-0200

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 8, 2015

By (Signature and Title)	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: January 8, 2015